Organization and Principal Activities	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

Organization and reorganization

VCI Global Limited was incorporated in the British Virgin Islands on April 29, 2020. The registered office of the Company is situated at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, British Virgin Islands. The principal place of business of the Company is situation at B03-C-8, Menara 3A, KL Eco City, No.3 Jalan Bangsar, 59200 Kuala Lumpur, Malaysia.

The Company and its subsidiaries are in the table as follows:

	Percentage of effective ownership
	December 31,
Name	Date of incorporation	2021	2022	2023	Place of incorporation	Principal activities
		%	%	%
VCI Global Limited	29.04.2020	100	100	100	British Virgin Island	Holding company.
V Capital Kronos Berhad	01.09.2020	100	100	100	Malaysia	Holding company.
V Capital Venture Sdn Bhd	19.08.2014	100	100	100	Malaysia	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Accuventures Sdn Bhd	22.06.2015	80	80	100	Malaysia	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd	26.10.2020	80	80	100	Malaysia	Carry on licensed money lending activities, consulting, information technology development, and computer software programming.
V Capital Advisory Sdn Bhd	12.02.2018	100	100	100	Malaysia	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd	18.01.2018	100	100	100	Malaysia	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited	01.03.2016	100	100	100	British Virgin Island	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Generative AI Sdn Bhd	21.07.2023	-	-	100	Malaysia	Provision of Artificial Intelligence, image processing, communication, networking & process control software services.
Imej Jiwa Communication Sdn Bhd	29.10.2012	100	100	100	Malaysia	Provision of investor relation consultation services.
AB Management and Consultancy Services Sdn Bhd	05.04.2020	80	80	80	Malaysia	Holding company.
Elmu Education Group Sdn Bhd	03.12.2020	56	56	56	Malaysia	Education and training services.
Elmu V Sdn Bhd	18.05.2021	69.2	69.2	69.2	Malaysia	Education and training services.
Elmu Higher Education Sdn Bhd	24.05.2021	56	56	56	Malaysia	Education and training services.
V Capital Real Estate Sdn Bhd	05.07.2021	100	100	100	Malaysia	Provision of real estate management consultancy services.
VCI Wootzano Robotics Sdn Bhd (formerly known as V Capital Robotics Sdn Bhd)	12.10.2021	100	100	100	Malaysia	Dormant.
VCI Energy Sdn Bhd (formerly known as TGI V Sdn Bhd)	12.11.2021	100	100	100	Malaysia	Dormant.
VCI Global Brands Limited (formerly known as VCIG Limited)	29.04.2020	100	100	100	British Virgin Island	Dormant.
V Galactech Sdn Bhd	12.01.2022	-	100	100	Malaysia	Provision of information technology development.
VC Acquisition Ltd	04.01.2022	-	100	100	British Virgin Island	Dormant.
VC Acquisition II Ltd	04.01.2022	-	100	100	British Virgin Island	Dormant.
V Capital Real estate Limited	08.02.2024	-	-	-	British Virgin Island	Engage in leasing and operational management of resort properties

Principal activities

The Company is a holding company. The principal activities of the Company and its subsidiaries (collectively referred to as the “Company” or “the Group”) are the provision of business strategy consultancy and technology development solution consultancy.

The Company is headquartered in Malaysia and conducts its primary operations through its significant direct and indirectly held subsidiaries that are incorporated and domiciled in Malaysia, namely V Capital Kronos Berhad, V Capital Quantum Sdn. Bhd., V Capital Real Estate Sdn. Bhd., V Galactech Sdn. Bhd., Credilab Sdn. Bhd., and V Capital Consulting Limited where was incorporated in the British Virgin Islands.